Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Asset-Backed Security - 1 .4%
CF Hippolyta Issuer LLC, 1.9800%, 3/15/61 (144A) (cost $423,251) $ 510,807 $ 461,330
Bank Loans - 1 .6%
Communications - 0 .1%
Lorca Holdco Ltd. First Lien Term Loan B4, CME Term SOFR 6 Month +
3.5000%, 8.8209%, 3/25/31
‡,ƒ
31,000 31,077
Consumer, Non-cyclical - 0 .7%
LifePoint Health, Inc. First Lien Term Loan B, CME Term SOFR 3 Month +
4.7500%, 10.3157%, 11/16/28
‡,ƒ
200,498 201,432
Industrial - 0 .6%
Genesee & Wyoming, Inc. First Lien Term Loan, CME Term SOFR 3 Month +
2.0000%, 7.3346%, 4/10/31
‡,ƒ
200,612 200,620
Information Technology - 0 .2%
Amazon Holdco, Inc. First Lien Term Loan B, CME Term SOFR 12 Month +
2.2500%, 7.3045%, 7/31/31
‡,ƒ
62,000 62,155
Total Bank Loans (cost $494,769) 495,284
Corporate Bonds - 93 .4%
Basic Materials - 2 .9%
Anglo American Capital plc, 5.7500%, 4/5/34 (144A) 200,000 203,923
Celanese US Holdings LLC, 6.5500%, 11/15/30 118,000 125,602
Celanese US Holdings LLC, 6.7000%, 11/15/33 139,000 149,460
International Flavors & Fragrances, Inc., 2.3000%, 11/1/30 (144A) 277,000 236,524
Solvay Finance America LLC, 5.8500%, 6/4/34 (144A) 203,000 208,258
923,767
Communications - 1 .8%
Charter Communications Operating LLC, 6.6500%, 2/1/34 350,000 361,752
T-Mobile USA, Inc., 4.3750%, 4/15/40 104,000 92,216
T-Mobile USA, Inc., 3.0000%, 2/15/41 169,000 124,456
578,424
Consumer, Cyclical - 6 .9%
Choice Hotels International, Inc., 5.8500%, 8/1/34 177,000 177,863
Ford Motor Co., 3.2500%, 2/12/32 374,000 313,947
Ford Motor Credit Co. LLC, 6.7980%, 11/7/28 200,000 209,691
General Motors Financial Co., Inc., 5.6000%, 6/18/31 155,000 156,829
General Motors Financial Co., Inc., 6.1000%, 1/7/34 450,000 463,561
Hasbro, Inc., 6.0500%, 5/14/34 304,000 310,748
Home Depot, Inc. (The), 4.8500%, 6/25/31 50,000 50,695
Home Depot, Inc. (The), 4.9500%, 6/25/34 40,000 40,392
Home Depot, Inc. (The), 5.3000%, 6/25/54 56,000 55,726
Hyatt Hotels Corp., 4.8500%, 3/15/26 77,000 76,691
Victra Holdings LLC, 7.7500%, 2/15/26 (144A) 308,000 309,194
2,165,337
Consumer, Non-cyclical - 20 .7%
Abbott Laboratories, 6.1500%, 11/30/37 93,000 104,210
AbbVie, Inc., 2.9500%, 11/21/26 114,000 110,001
AbbVie, Inc., 4.5500%, 3/15/35 158,000 153,893
Albertsons Cos., Inc., 4.6250%, 1/15/27 (144A) 111,000 108,220
Albertsons Cos., Inc., 4.8750%, 2/15/30 (144A) 320,000 305,731
Astrazeneca Finance LLC, 4.8500%, 2/26/29 30,000 30,448
Astrazeneca Finance LLC, 5.0000%, 2/26/34 139,000 141,425
Campbell Soup Co., 5.4000%, 3/21/34 173,000 176,047
Centene Corp., 2.6250%, 8/1/31 162,000 135,034
Cigna Group (The), 3.4000%, 3/15/50 108,000 75,608
Coca-Cola Consolidated, Inc., 5.2500%, 6/1/29 216,000 220,910
Coca-Cola Consolidated, Inc., 5.4500%, 6/1/34 216,000 223,095

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
Elevance Health, Inc., 1.5000%, 3/15/26
#
$ 80,000 $ 75,845
Elevance Health, Inc., 2.5500%, 3/15/31 140,000 122,066
Elevance Health, Inc., 5.5000%, 10/15/32 145,000 150,736
Elevance Health, Inc., 6.1000%, 10/15/52 100,000 106,778
HCA, Inc., 5.2000%, 6/1/28 48,000 48,501
HCA, Inc., 3.5000%, 9/1/30 172,000 158,683
HCA, Inc., 5.5000%, 6/1/33 154,000 155,864
Health Care Service Corp. A Mutual Legal Reserve Co., 5.4500%, 6/15/34 (144A) 158,000 159,701
Health Care Service Corp. A Mutual Legal Reserve Co., 5.8750%, 6/15/54 (144A) 185,000 186,188
Heartland Dental LLC, 10.5000%, 4/30/28 (144A) 215,000 228,975
Humana, Inc., 5.3750%, 4/15/31 185,000 187,873
Humana, Inc., 3.9500%, 8/15/49 180,000 137,810
Humana, Inc., 5.7500%, 4/15/54 159,000 156,598
Illumina, Inc., 2.5500%, 3/23/31 162,000 136,906
IQVIA, Inc., 6.2500%, 2/1/29 146,000 152,548
J M Smucker Co. (The), 6.5000%, 11/15/53 72,000 79,790
JBS USA Holding Lux SARL, 3.6250%, 1/15/32 355,000 310,229
Smith & Nephew plc, 5.4000%, 3/20/34 157,000 158,814
Solventum Corp., 5.4500%, 3/13/31 (144A) 221,000 222,934
Solventum Corp., 5.6000%, 3/23/34 (144A) 231,000 232,405
Solventum Corp., 6.0000%, 5/15/64 (144A) 110,000 107,300
Sysco Corp., 5.7500%, 1/17/29 220,000 228,937
Tyson Foods, Inc., 5.4000%, 3/15/29 376,000 382,792
UnitedHealth Group, Inc., 4.7500%, 7/15/26 78,000 78,256
UnitedHealth Group, Inc., 4.8000%, 1/15/30 78,000 78,714
UnitedHealth Group, Inc., 4.9500%, 1/15/32 78,000 78,763
UnitedHealth Group, Inc., 4.7500%, 5/15/52 79,000 71,413
UnitedHealth Group, Inc., 5.6250%, 7/15/54 168,000 172,253
UnitedHealth Group, Inc., 5.7500%, 7/15/64 59,000 60,596
Universal Health Services, Inc., 1.6500%, 9/1/26 167,000 155,562
Universal Health Services, Inc., 2.6500%, 1/15/32 187,000 158,097
6,526,549
Energy - 4 .7%
Columbia Pipelines Operating Co. LLC, 6.7140%, 8/15/63 (144A) 113,000 122,914
EQM Midstream Partners LP, 6.3750%, 4/1/29 (144A) 151,000 154,144
EQM Midstream Partners LP, 4.7500%, 1/15/31 (144A) 115,000 108,582
Occidental Petroleum Corp., 5.3750%, 1/1/32 154,000 155,498
Occidental Petroleum Corp., 5.5500%, 10/1/34 127,000 127,695
Occidental Petroleum Corp., 6.6000%, 3/15/46 146,000 155,497
Venture Global LNG, Inc., 7.0000%, 1/15/30 (144A) 155,000 156,619
Western Midstream Operating LP, 6.1500%, 4/1/33 254,000 263,894
Williams Cos., Inc. (The), 3.9000%, 1/15/25 233,000 231,201
1,476,044
Financial - 38 .8%
Agree LP, 5.6250%, 6/15/34 156,000 158,389
Alexandria Real Estate Equities, Inc., 5.6250%, 5/15/54 130,000 125,169
American Express Co., SOFR + 1.8350%, 5.0430%, 5/1/34
‡
73,000 72,925
American Homes 4 Rent LP, 5.5000%, 2/1/34 154,000 155,007
Arthur J Gallagher & Co., 6.5000%, 2/15/34 84,000 91,154
Arthur J Gallagher & Co., 5.4500%, 7/15/34 98,000 99,780
Bank of America Corp., SOFR + 1.2200%, 2.2990%, 7/21/32
‡
191,000 160,351
Bank of America Corp., SOFR + 1.2100%, 2.5720%, 10/20/32
‡
203,000 172,471
Bank of America Corp., SOFR + 1.6500%, 5.4680%, 1/23/35
‡
136,000 139,065

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Barclays plc, SOFR + 2.2200%, 6.4900%, 9/13/29
‡
$ 200,000 $ 210,445
Berkshire Hathaway Finance Corp., 3.8500%, 3/15/52 98,000 78,373
Blackstone Private Credit Fund, 7.3000%, 11/27/28 (144A) 74,000 77,897
Blackstone Secured Lending Fund, 5.8750%, 11/15/27 308,000 310,300
Blue Owl Capital Corp. III, 3.1250%, 4/13/27 118,000 109,398
Blue Owl Finance LLC, 6.2500%, 4/18/34 (144A) 373,000 383,949
Capital One Financial Corp., SOFR + 0.8550%, 1.8780%, 11/2/27
‡
122,000 113,473
Capital One Financial Corp., SOFR + 1.9050%, 5.7000%, 2/1/30
‡
26,000 26,529
Capital One Financial Corp., SOFR + 3.0700%, 7.6240%, 10/30/31
‡
137,000 153,239
Capital One Financial Corp., SOFR + 2.6000%, 5.8170%, 2/1/34
‡
76,000 76,840
CBRE Services, Inc., 5.9500%, 8/15/34 310,000 325,268
Charles Schwab Corp. (The), SOFR + 2.0100%, 6.1360%, 8/24/34
‡
302,000 319,832
Citigroup, Inc., SOFR + 1.1670%, 2.5610%, 5/1/32
‡
284,000 242,304
Citigroup, Inc., CME Term SOFR 3 Month + 1.4296%, 3.8780%, 1/24/39
‡
87,000 75,240
Corebridge Financial, Inc., 3.8500%, 4/5/29 34,000 32,431
CoStar Group, Inc., 2.8000%, 7/15/30 (144A) 448,000 390,091
Danske Bank A/S, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
+ 1.4000%, 5.7050%, 3/1/30 (144A)
‡
310,000 317,025
Deutsche Bank AG, SOFR + 2.5100%, 6.8190%, 11/20/29
‡
187,000 197,815
Discover Financial Services, SOFRINDX + 3.3700%, 7.9640%, 11/2/34
‡
343,000 395,112
Equinix Europe 2 Financing Corp. LLC, 5.5000%, 6/15/34 260,000 265,371
F&G Annuities & Life, Inc., 6.5000%, 6/4/29 130,000 132,044
Fifth Third Bancorp, SOFR + 1.8400%, 5.6310%, 1/29/32
‡
39,000 39,650
GGAM Finance Ltd., 8.0000%, 6/15/28 (144A) 228,000 241,303
Goldman Sachs Group, Inc. (The), SOFR + 1.2650%, 5.7270%, 4/25/30
‡
197,000 203,490
Goldman Sachs Group, Inc. (The), SOFR + 1.5520%, 5.8510%, 4/25/35
‡
256,000 267,509
ING Groep NV, SOFR + 2.0900%, 6.1140%, 9/11/34
‡
200,000 211,187
Intercontinental Exchange, Inc., 5.2500%, 6/15/31 54,000 55,216
Jane Street Group, 7.1250%, 4/30/31 (144A) 149,000 154,555
JPMorgan Chase & Co., SOFR + 1.1900%, 5.0400%, 1/23/28
‡
44,000 44,199
JPMorgan Chase & Co., SOFR + 1.8900%, 2.1820%, 6/1/28
‡
215,000 200,079
JPMorgan Chase & Co., SOFR + 1.4500%, 5.2990%, 7/24/29
‡
91,000 92,619
JPMorgan Chase & Co., SOFR + 1.2600%, 2.9630%, 1/25/33
‡
231,000 201,377
JPMorgan Chase & Co., SOFR + 1.8450%, 5.3500%, 6/1/34
‡
138,000 140,518
JPMorgan Chase & Co., SOFR + 1.6200%, 5.3360%, 1/23/35
‡
47,000 47,744
Kilroy Realty LP, 6.2500%, 1/15/36 158,000 155,670
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 1.6000%, 3.5110%, 3/18/26
‡
320,000 316,112
LPL Holdings, Inc., 6.0000%, 5/20/34 306,000 308,438
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29
‡
47,000 47,441
Morgan Stanley, SOFR + 1.6300%, 5.4490%, 7/20/29
‡
108,000 110,275
Morgan Stanley, SOFR + 1.8700%, 5.2500%, 4/21/34
‡
57,000 57,265
Morgan Stanley, SOFR + 1.5550%, 5.3200%, 7/19/35
‡
157,000 158,294
Morgan Stanley, SOFR + 2.6200%, 5.2970%, 4/20/37
‡
162,000 158,934
Nasdaq, Inc., 1.6500%, 1/15/31 222,000 182,722
Nasdaq, Inc., 5.5500%, 2/15/34 103,000 105,776
National Australia Bank Ltd., 2.9900%, 5/21/31 (144A) 250,000 215,578
Nationwide Building Society, 5.1270%, 7/29/29 (144A) 200,000 202,251
NNN REIT, Inc., 5.5000%, 6/15/34 308,000 312,578
Nomura Holdings, Inc., 5.7830%, 7/3/34 310,000 318,666
PNC Financial Services Group, Inc. (The), SOFRINDX + 2.1400%,
6.0370%, 10/28/33
‡
233,000 245,471
Sixth Street Lending Partners, 6.5000%, 3/11/29 (144A) 303,000 307,249

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Sun Communities Operating LP, 5.5000%, 1/15/29 $ 79,000 $ 80,190
Sun Communities Operating LP, 2.7000%, 7/15/31 266,000 224,950
Sun Communities Operating LP, 5.7000%, 1/15/33 92,000 92,628
Truist Financial Corp., SOFR + 1.6200%, 5.4350%, 1/24/30
‡
47,000 47,724
Truist Financial Corp., SOFR + 1.9220%, 5.7110%, 1/24/35
‡
51,000 52,144
US Bancorp, SOFR + 1.6000%, 4.8390%, 2/1/34
‡
72,000 69,819
US Bancorp, SOFR + 2.2600%, 5.8360%, 6/12/34
‡
169,000 175,438
US Bancorp, SOFR + 1.8600%, 5.6780%, 1/23/35
‡
71,000 72,928
VICI Properties LP, 3.8750%, 2/15/29 (144A) 329,000 308,738
Wells Fargo & Co., SOFR + 1.5000%, 5.1980%, 1/23/30
‡
96,000 97,165
Wells Fargo & Co., SOFR + 1.9900%, 5.5570%, 7/25/34
‡
60,000 61,344
Wells Fargo & Co., SOFR + 1.7800%, 5.4990%, 1/23/35
‡
100,000 101,936
Willis North America, Inc., 5.3500%, 5/15/33 236,000 236,864
Willis North America, Inc., 3.8750%, 9/15/49 125,000 93,391
12,224,712
Industrial - 9 .0%
Amphenol Corp., 5.0500%, 4/5/29 61,000 62,180
BAE Systems plc, 5.2500%, 3/26/31 (144A) 200,000 203,661
Berry Global, Inc., 5.8000%, 6/15/31 (144A) 381,000 388,060
Berry Global, Inc., 5.6500%, 1/15/34 (144A) 157,000 157,582
Boeing Co. (The), 6.2980%, 5/1/29 (144A) 18,000 18,619
Boeing Co. (The), 6.5280%, 5/1/34 (144A) 94,000 98,675
Boeing Co. (The), 6.8580%, 5/1/54 (144A) 27,000 28,583
Boeing Co. (The), 3.8250%, 3/1/59 146,000 95,996
EMRLD Borrower LP, 6.7500%, 7/15/31 (144A) 199,000 202,935
Jacobs Engineering Group, Inc., 6.3500%, 8/18/28 225,000 235,271
Nordson Corp., 5.6000%, 9/15/28 104,000 107,043
Regal Rexnord Corp., 6.3000%, 2/15/30 106,000 110,556
Regal Rexnord Corp., 6.4000%, 4/15/33 249,000 260,093
RTX Corp., 6.1000%, 3/15/34 98,000 105,611
SMBC Aviation Capital Finance DAC, 5.3000%, 4/3/29 (144A) 233,000 235,841
SMBC Aviation Capital Finance DAC, 5.5500%, 4/3/34 (144A) 200,000 201,450
Trimble, Inc., 6.1000%, 3/15/33 294,000 309,564
2,821,720
Technology - 6 .7%
Amentum Escrow Corp., 7.2500%, 8/1/32 (144A) 59,000 60,257
Autodesk, Inc., 2.8500%, 1/15/30 96,000 87,567
Broadcom, Inc., 3.1870%, 11/15/36 (144A) 144,000 117,450
Broadcom, Inc., 4.9260%, 5/15/37 (144A) 222,000 214,230
Constellation Software, Inc., 5.1580%, 2/16/29 (144A) 41,000 41,671
Constellation Software, Inc., 5.4610%, 2/16/34 (144A) 119,000 121,835
Foundry JV Holdco LLC, 6.1500%, 1/25/32 (144A)
#
200,000 209,055
Foundry JV Holdco LLC, 5.8750%, 1/25/34 (144A) 307,000 313,333
Gartner, Inc., 3.6250%, 6/15/29 (144A) 123,000 114,425
Gartner, Inc., 3.7500%, 10/1/30 (144A) 396,000 361,911
MSCI, Inc., 3.8750%, 2/15/31 (144A)
#
171,000 156,879
SS&C Technologies, Inc., 6.5000%, 6/1/32 (144A) 228,000 232,233
VMware LLC, 4.7000%, 5/15/30 84,000 83,151
2,113,997
Utilities - 1 .9%
Duke Energy Progress LLC, 5.3500%, 3/15/53 114,000 111,109
Southern Co. (The), 5.7000%, 3/15/34 148,000 154,120

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
July 31, 2024

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Utilities - (continued)
Xcel Energy, Inc., 5.4500%, 8/15/33 $ 315,000 $ 319,223
584,452
Total Corporate Bonds (cost $29,278,997) 29,415,002
Investment Companies - 1 .9%
Money Market Funds - 1 .9%
Janus Henderson Cash Liquidity Fund LLC, 5.3017%
£,∞
(cost $589,073) 588,956 589,073
Investments Purchased with Cash Collateral from Securities Lending - 0 .9%
Investment Companies - 0 .7%
Janus Henderson Cash Collateral Fund LLC, 5.3014%
£,∞
243,150 243,150
Time Deposits - 0 .2%
Royal Bank of Canada, 5.3100%, 8/1/24 60,788 60,788
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $303,936) 303,938
Total Investments (total cost $ 31,090,026 ) - 99 .2% 31,264,627
Cash, Receivables and Other Assets, net of Liabilities - 0.8% 236,646
Net Assets - 100.0% $31,501,273
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 27,723,559 88 .7%
United Kingdom 1,326,283 4 .2
Ireland 678,594 2 .2
Japan 318,666 1 .0
Denmark 317,025 1 .0
Luxembourg 310,229 1 .0
Australia 215,578 0 .7
Netherlands 211,187 0 .7
Canada 163,506 0 .5
Total $ 31,264,627 100 .0%

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
July 31, 2024

Schedule of Affiliated
Investments -
(% of Net Assets)
Affiliated
Investments,
at Value at
10/31/23 Purchases
Sales
Proceeds
Realized
Gain/
(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/24
............. Shares
Held at
7/31/24
Dividend
Income
Investment Company - 1.9%
Money Market Funds - 1.9%
Janus Henderson Cash
Liquidity Fund LLC,
5.3017%
∞
$ 508,070 $ 23,364,460 $ (23,283,456) $ – $ – $ 589,073 588,956 $ 32,619
Investments Purchased
with Cash Collateral from
Securities Lending - 0.9%
Investment Companies - 0.7%
Janus Henderson Cash
Collateral Fund LLC,
5.3014%
∞
– 1,600,860 (1,357,710) – – 243,150 243,150 4,003
Δ
Total Affiliated Investments
- 2.6% $508,070 $24,965,320 $(24,641,166) $– $– $832,223 $36,622
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 28 9/30/24 $ 5,750,281 $ 42,810
U.S. Treasury Long Bonds 67 9/19/24 8,092,344 396,103
U.S. Treasury Ultra Bonds 18 9/19/24 2,303,438 123,361
Total - Futures Long 562,274
Futures Short:
U.S. Treasury 10 Year Notes 12 9/19/24 (1,341,750) (22,924)
U.S. Treasury 10 Year Ultra Bonds 115 9/19/24 (13,291,484) (443,330)
U.S. Treasury 5 Year Notes 4 9/30/24 (431,563) (2,513)
Total - Futures Short (468,767)
Total $93,507
Average Ending Monthly Value of Derivative Instruments During the Period Ended July 31, 2024
Futures contracts:
Average notional amount of contracts - long $15,385,714
Average notional amount of contracts - short 11,701,831
Swaptions:
Average value of swaption contracts purchased 4,670
Average value of swaption contracts written 1,382

Janus Henderson Corporate Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2024

LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Compounded Index
# Loaned security; a portion of the security is on loan at July 31, 2024.
∞ Rate shown is the 7-day yield as of July 31, 2024.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of July 31, 2024.
ƒ All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2024 is $9,590,263 which represents 30.4% of net assets.

Janus Henderson Corporate Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2024

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of July 31, 2024 . See Notes to Financial Statements for more information.
Valuation Inputs
Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Security $ — $ 461,330 $ — $ 461,330
Bank Loans — 495,284 — 495,284
Corporate Bonds — 29,415,002 — 29,415,002
Investment Companies — 589,073 — 589,073
Investments Purchased with Cash
Collateral from Securities Lending — 303,938 — 303,938
Total Investments in Securities $ — $ 31,264,627 $ — $ 31,264,627
Other Financial Instruments
(a)
:
Futures Contracts $ 562,274 $ — $ — $ 562,274
Total Assets $ 562,274 $ 31,264,627 $ — $ 31,826,901
Liabilities
Other Financial Instruments
(a)
:
Futures Contracts $ 468,767 $ — $ — $ 468,767
Total Liabilities $ 468,767 $ — $ — $ 468,767
(a) Other financial instruments include futures contracts. Futures contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual financial statements.
125-35-70443 09-24